Intangible Assets, Net (Details) ₪ in Thousands, $ in Thousands			6 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2026 USD ($) Segments	Jun. 30, 2026 ILS (₪) Segments	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Goodwill and Other Intangible Assets, Net [Line Items]
Amortization expenses			$ 190			$ 61
Number of reportable segments | Segments			3	3
Goodwill impairment loss					$ 700
Amount of consideration joint venture agreement			$ 639,000	₪ 2,000,000
RFID [Member]
Goodwill and Other Intangible Assets, Net [Line Items]
Number of reportable segments | Segments			1	1
Goodwill [Member]
Goodwill and Other Intangible Assets, Net [Line Items]
Goodwill amount			$ 2,988
Goodwill impairment loss	$ 500		$ 700
Recognized goodwill impairment loss		$ 707				$ 1,200